Submission	Jul. 23, 2026
Submission [Line Items]
Central Index Key	0001280784
Registrant Name	Hercules Capital, Inc.
Registration File Number	333-283735
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES